Other liabilities	12 Months Ended
Dec. 31, 2021
Accruals and deferred income including contract liabilities [abstract]
Other liabilities	Other liabilities

	2021	2020
	£m	£m
Accruals and deferred income	4,173	3,683
Other creditors	4,793	3,447
Items in the course of collection due to other banks	202	88
Lease liabilities (refer to Note 21)	1,317	1,444
Liabilities included in disposal groups classified as held for sale	20	—
Other liabilities	10,505	8,662